CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income		$ 6,996,365	$ 4,207,787		$ 315,359
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability		69,249	7,444		8,556
Income tax		(25,090)	(1,791)		(4,940)
Net of tax amount		44,159	5,653		3,616
Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)
Unrealized gain/(loss)		33,354	3,994		(132,593)
Income tax		(1,282)	48,153	[1]	37,736
Net of tax amount		32,072	52,147		(94,857)
Gains on asset revaluation					3,561
Income tax		(71)	(142)		(1,211)
Net of tax amount		(71)	(142)		2,350
Total other comprehensive income that will not be reclassified to net income, net of tax		76,160	57,658		(88,891)
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
Gain on investments recycled to profit or loss upon disposal		15,250	34,440		19,249
Unrealized (loss)/gain		(182,729)	(101,544)		39,089
Unrealized (loss)/gain for fair value hedging		(3,647)	6,285		(5,459)
Changes in loss allowance for credit losses		(1,259)	(233)		432
Income tax		7,843	9,527		(5,612)
Net of tax amount		(164,542)	(51,525)		47,699
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations		4,064,795	2,513,742		339,475
Loss on net investment hedge in foreign operations		(1,833,087)	(1,207,052)		(341,792)
Income tax		746,232	493,346		39,443
Net of tax amount	[2]	2,977,940	1,800,036		37,126
Unrealized (loss)/gain on investments in associates and joint ventures using equity method		(1,929)	2,913		5,020
Income tax		(1,221)	(982)		(89)
Net of tax amount		(3,150)	1,931		4,931
Total other comprehensive income that may be reclassified to net income, net of tax		2,810,248	1,750,442		89,756
Other comprehensive income, attributable to the owners of the Parent Company, net of tax		2,886,408	1,808,100		865
Other comprehensive income, attributable to the Non-controlling interest		3,441	6,540		441,199
Total comprehensive income		9,886,214	6,022,427		757,423
Total comprehensive income attributable to: Equity holders of the Parent Company		9,669,898	5,894,895		276,859
Total comprehensive income attributable to: Non-controlling interests		$ 216,316	$ 127,532		$ 480,564

[1]	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.
[2]	The increase relates to devaluation of the Colombian peso against the U.S. dollar amounting to 20.82% in 2022 and 15.98% in 2021.